Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
7. Commitments and Contingencies
As of December 31, 2023, the Company has several ongoing clinical studies in various clinical trial stages. Its most significant contracts relate to agreements with clinical research organizations (CROs) for clinical trials and preclinical studies and contract development and manufacturing organizations (CMOs), which the Company enters into in the normal course of business. The contracts with CROs and CMOs are generally cancellable, with notice, at the Company’s option.
Operating lease
In 2021 the Company entered into a long-term operating lease agreement for its current corporate headquarters in Waltham, Massachusetts. The lease for the Company’s corporate headquarters provides approximately 15,000 rentable square feet for general office use and research lab facilities. The lease commencement date began on January 1, 2022 and the Company did not take control or have the right to use the leased property until this time. The lease term ends in December 2031. The Company has an option to extend the lease term for an additional five years. The initial rent for the office space is approximately $970 thousand per year, increasing every year by 3% for total aggregate payment of $11.1 million. Upon the commencement date, the Company established a right-of-use
asset and lease liability on the consolidated balance sheet. As part of the agreement, the Company arranged for a letter of credit for $647 thousand as a security for lease, which is considered restricted cash and included as restricted cash and restricted cash equivalents in the consolidated balance sheet. The Company received $0.4 million in a tenant improvement allowance that was applied against the right-of-use
asset.
As of December 31, 2023, the Company’s operating lease had a weighted-average remaining lease term of eight years and weighted average incremental borrowing rate of 7.5%.
Amounts reported in the consolidated balance sheet for leases where the Company is the lessee as of December 31, 2023 and 2022 were as follows (in thousands):

	December 31,
	2023	2022
Assets:
Operating lease right-of-use assets	$6,301	$6,890

Total operating lease right-of-use assets	$6,301	$6,890

Liabilities:
Current:
Operating lease liabilities	$538	$471
Noncurrent:
Operating lease liabilities, net of current portion	6,248	6,786

Total operating lease liabilities	$6,786	$7,257

The following table summarizes operating lease costs for the years ended December 31, 2023 and 2022 (in thousands):

	December 31,
	2023	2022
Fixed lease costs	$999	$1,232
Variable lease costs	73	103

Total lease costs	$1,072	$1,335

Variable lease costs were primarily related to operating expenses, taxes and insurances associated with the operating leases, which were assessed based on the Company’s proportionate share of such costs for the leased premises. As these costs are generally variable in nature, they were not included in the measurement of the operating lease right-of-use
asset and related lease liability. Total lease costs are included as operating expenses in the Company’s consolidated statements of operations and comprehensive loss. Future minimum lease payments under non-cancelable
lease agreement as of December 31, 2023 and a reconciliation to the carrying amount of the lease liabilities presented in the consolidated balance sheet are as follows (in thousands):

Minimum Rental Payments
2024	$1,029
2025	1,060
2026	1,092
2027	1,124
2028	1,158
Thereafter	3,687

Total minimum lease payments	9,150
Less imputed interest	(2,364)

Total lease liability	$6,786

Lease liability, current portion	$538
Lease liability, net of current portion	6,248

Total	$6,786

License Agreements
License Agreement with the University of Colorado
In August 2017, the Company entered into an exclusive license agreement, as amended in February 2018, September 2018, and April 2019 (the Colorado License Agreement), with The Regents of the University of Colorado (Colorado), pursuant to which the Company obtained worldwide, royalty-bearing, sublicensable licenses under certain patents and know-how
owned by Colorado and Medical University of South Carolina (MUSC) relating to the research, development and commercialization of
ADX-097.
The licenses granted to the Company are exclusive with respect to certain patent families and know-how
and
non-exclusive
with certain other patent families and
know-how.
The licenses granted to the Company are also subject to certain customary retained rights of Colorado and MUSC and rights of the United States government owing to federal funding giving rise to inventions covered by the licensed patents. The Company agreed to use commercially reasonable efforts to develop, manufacture and commercialize
ADX-097,
including by using commercially reasonable efforts to achieve specified development and regulatory milestones by specified dates.
In addition, the Company agreed to pay Colorado (i) development and sales milestone payments in an aggregate amount of up to $2.2 million per licensed product for the first three products, (ii) tiered royalty rates on cumulative net sales of licensed products in the low single digit percentages, (iii) 15% of sublicense income and (iv) ongoing fees associated with the prosecution, maintenance, or filing of the licensed patents. The Company’s obligation to pay royalties to Colorado commences, on a licensed product-by-licensed
product and
country-by-country
basis, from the first commercial sale of a licensed product in any country and expires on the later of (a) the last to expire valid claim within the licensed patents covering such licensed product in such country, and (b) 20 years following the effective date of the Colorado License Agreement, or April 2037 (the Royalty Term).
Unless earlier terminated by either party pursuant to its terms, the Colorado License Agreement will expire upon the expiration of the Royalty Term in all countries. The Company may terminate the Colorado License Agreement for convenience upon providing prior written notice to Colorado. Colorado may terminate the Colorado License Agreement or convert the Company’s exclusive license to a non-exclusive
license if the Company breaches certain obligations under the Colorado License Agreement and fails to cure such breach. The Colorado License Agreement will terminate automatically upon the Company’s dissolution, insolvency, or bankruptcy.
During the years ended December 31, 2023 and 2022, the Company recorded research and development expense of zero and $50 thousand, respectively for milestone related to the Colorado License Agreement. The financial statements as of December 31, 2023 and 2022 do not include liabilities with respect to royalty fees on the license agreement as the Company has not yet generated revenue and the achievement of certain milestones is not yet probable.
License Agreement with Bristol-Myers Squibb Company
In September 2019, the Company entered into a license agreement, as amended in August 2021 and July 2022 (the BMS License Agreement), with Bristol-Myers Squibb Company (BMS), pursuant to which the Company obtained sublicensable licenses from BMS to research, develop and commercialize licensed products, including bempikibart, for any and all uses worldwide. The licenses granted to the Company are exclusive with respect to BMS’s patent rights and know-how
relating to certain antibody fragments (including certain fragments of bempikibart) and non-exclusive
with respect to BMS’s patent rights and
know-how
relating to the composition of matter and use of a specific region of bempikibart. BMS retained the right for it and its affiliates to use the exclusively licensed patents and know-how
for internal, preclinical research purposes. Under the BMS License Agreement, the Company is prohibited from engaging in certain clinical development or commercialization of any antibody other than a licensed compound with the same mechanism of action until the earlier of the expiration of Q32’s obligation to pay BMS royalties or September 2029.
In consideration for the license, the Company made an upfront payment to BMS of $8 million, issued 6,628,788 Series A preferred shares to BMS and agreed to use commercially reasonable efforts to develop and commercialize at least one licensed product in key geographic markets. In addition, the Company agreed to pay BMS (i) development and regulatory milestone payments in aggregate amounts ranging from $32 million to $49 million per indication for the first three indications and commercial milestone payments in an aggregate amount of up to $215 million on net sales of licensed products, (ii) tiered royalties ranging from rates in the mid-single
digit percentages to up to 10% of net sales, with increasing rates depending on the cumulative net sales, (iii) up to 60% of sublicense income, which percentage decreases based on the development stage of bempikibart at the time of the sublicensing event, and (iv) ongoing fees associated with the prosecution, maintenance, or filing of the licensed patents.
The Company’s obligation to pay BMS royalties under subsection (ii) above commences, on a licensed product-by-licensed
product and
country-by-country
basis on the first commercial sale of a licensed product in a country and expires on the later of (x) 12 years from the first commercial sale of such licensed product in such country, (y) the last to expire licensed patent right covering bempikibart or such licensed product in such country, and (z) the expiration or regulatory or marketing exclusivity for such licensed product in such country (Royalty

Term). If the Company undergoes a change of control prior to certain specified phase of development, the development and milestone payments are subject to increase by a low double digit percentage and the royalty rates are subject to increase by a low sub single digit percentage.
Unless terminated earlier by either party pursuant to its terms, the BMS License Agreement will expire on a country-by-country
and licensed
product-by-licensed
product basis upon the expiration of the last to expire Royalty Term with respect to such licensed product in such country. Either party may terminate the BMS License Agreement for the other party’s material breach, subject to a specified notice and cure period. BMS may terminate the BMS License Agreement if the Company fails to meet its diligence obligations under the BMS License Agreement, for the Company’s insolvency, or if the Company or its affiliates challenges the validity, scope, enforceability, or patentability of any of the licensed patents. The Company may terminate the BMS License Agreement for any reason upon prior written notice to BMS, with a longer notice period if a licensed product has received regulatory approval. If the BMS Agreement is terminated for the Company’s material breach, BMS will regain rights to bempikibart and the Company must grant BMS an exclusive license under the Company’s patent rights covering bempikibart, subject to a low single digit percentage royalty on net sales of bempikibart payable to the Company by BMS
During the year ended December 31, 2019, the Company recorded in-process-research
and development expense of $14.6 million in the statement of operations related to the BMS License Agreement comprised of $8.0 million of cash consideration and $6.6 million of Series A preferred shares issued to BMS.
As of December 31, 2023, no events have occurred that would require payment of the milestones, royalties or sublicense fees.
Legal Proceedings
The Company is not currently party to any material legal proceedings. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of FASB ASC Topic 450,
Contingencies
. The Company expenses as incurred the costs related to its legal proceedings.
Indemnification Arrangements
As permitted under Delaware law, the Company has agreements whereby it indemnifies certain of its investors, stockholders, employees, officers, and directors (collectively, the Indemnified Parties) for certain events or occurrences while the Indemnified Parties are, or were serving, at its request in such capacity. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited; however, the Company has an Executive Liability insurance policy that limits its exposure and enables it to recover a portion of any future amounts paid up to $5.0 million. The Company believes the estimated fair value of these indemnification agreements is minimal. The Company enters into standard indemnification agreements in the ordinary course of business. Pursuant to these agreements, the Company indemnifies, holds harmless, and agrees to reimburse the Indemnified Parties for losses suffered or incurred by the Indemnified Parties, generally the Company’s business partners or customers, in connection with any U.S. patent or any copyright or other intellectual property infringement claim by any third party with respect to the Company’s products. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited. The Company has never incurred costs to defend lawsuits or settle claims related to these indemnification agreements.